Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
Inventories

		$ million
	2018	2017
Crude oil	4,878	5,692
Natural gas	322	119
Refined petroleum and petrochemical products	10,419	10,694
	15,619	16,505
Trading inventories	282	295
	15,901	16,800
Supplies	2,087	2,211
	17,988	19,011
Cost of inventories expensed in the income statement	229,878	179,716

The inventory valuation at 31 December 2018 is stated net of a provision of $1,009 million (2017 $474 million) to write down inventories to their net realizable value, of which $604 million (2017 $62 million) relates to hydrocarbon inventories. The net charge to the income statement in the year in respect of inventory net realizable value provisions was $552 million (2017 $27 million credit), of which $553 million (2017 $31 million credit) related to hydrocarbon inventories.
Trading inventories are valued using quoted benchmark prices adjusted as appropriate for location and quality differentials. They are predominantly categorized within level 2 of the fair value hierarchy.